Acquisitions and Dispositions (Acquisition of Dominion Energy Questar) (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended					3 Months Ended		12 Months Ended
	Dec. 01, 2016	Sep. 16, 2016	Jul. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Apr. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition And Dispositions [Line Items]
Issuance of common stock										$ 2,461	$ 1,302	$ 2,152
Issuance of short-term notes										1,450		1,200
Issuance of common stock										2,461	1,302	2,152
Increase (decrease) to goodwill related modifications to preliminary valuation amounts										5
Other Commitment, Fiscal Year Maturity [Abstract]
Repayment of short-term notes										$ 1,450	$ 250	$ 1,800
Dominion Energy Questar Pipeline LLC | Dominion Energy Midstream Partners, LP | Subsidiary of Common Parent | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Other Commitment, Fiscal Year Maturity [Abstract]
Cash consideration	$ 823
Debt financed distribution	300
Amount of consideration	1,300
Dominion Energy Questar Pipeline LLC | Dominion Energy Midstream Partners, LP | Subsidiary of Common Parent | Partnership Interest | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Other Commitment, Fiscal Year Maturity [Abstract]
Combined value of common and convertible preferred units	$ 467
Dominion Energy Questar Pipeline LLC | Dominion Energy Midstream Partners, LP | Limited Partner | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Senior Unsecured Promissory Note Payable | Notes Payable, Other Payables
Other Commitment, Fiscal Year Maturity [Abstract]
Repayments of promissory note				$ 301
Dominion Energy Questar Pipeline LLC | Dominion Energy Midstream Partners, LP | Limited Partner | Common Units | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Other Commitment, Fiscal Year Maturity [Abstract]
Number of common units to be purchased				6,656,839
Questar Fueling Company | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Other Commitment, Fiscal Year Maturity [Abstract]
Cash consideration				$ 28
Underwritten Public Offering
Business Acquisition And Dispositions [Line Items]
Issuance of common stock							$ 756
Term Loans | Dominion Energy Questar Pipeline LLC | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Private Placement Term Loan Agreement Maturing in September 2017
Other Commitment, Fiscal Year Maturity [Abstract]
Repayment of short-term notes				$ 1,200
Capital Unit, Class A
Business Acquisition And Dispositions [Line Items]
Issuance of common stock			$ 1,000
Dominion Energy Questar Corporation
Business Acquisition And Dispositions [Line Items]
Price per share		$ 25.00
Total consideration		$ 4,400
Number of shares of Dominion Questar outstanding at closing		175,500,000
Issuance of senior notes						$ 1,300
Increase (decrease) to goodwill related modifications to preliminary valuation amounts								$ 6	$ (6)
Contributions to fund Dominion Questar's qualified and non-qualified defined benefit pension plans		$ 75
Dominion Energy Questar Corporation | Commitment for Charitable Contributions
Other Commitment, Fiscal Year Maturity [Abstract]
Charitable contributions, next twelve months		1
Charitable contributions, second year		1
Charitable contributions, third year		1
Charitable contributions, fourth year		1
Charitable contributions, fifth year		$ 1
Dominion Energy Questar Corporation | Commitment for Charitable Contributions | Minimum
Other Commitment, Fiscal Year Maturity [Abstract]
Period for charitable contributions		5 years
Dominion Energy Questar Corporation | White River Hub LLC
Business Acquisition And Dispositions [Line Items]
Ownership percentage		50.00%
Dominion Energy Questar Corporation | Underwritten Public Offering
Business Acquisition And Dispositions [Line Items]
Issuance of common stock							$ 500
Dominion Energy Questar Corporation | Term Loans
Business Acquisition And Dispositions [Line Items]
Issuance of short-term notes					$ 1,200
Dominion Energy Questar Corporation | Capital Unit, Class A
Business Acquisition And Dispositions [Line Items]
Issuance of common stock						$ 1,400